Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 235	$ 211	$ 234
Write-off of patents, net value	7	7	$ 37
2017	143
2018	143
2019	143
2020	142
2021	92
Total amortization expense	$ 663
Impairment of intangible assets		$ 40
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years